Schedule of Tax Carryforwards (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 29, 2013	Dec. 31, 2012	Jun. 30, 2013
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		$ 47,435	$ 47,364,000
Carryforward Expiring in 2021 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Year of Occurrence	2001	2001
Operating Loss Carryforwards, Expiration Dates	2021	2021
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		14,750	12,563,000
Carryforward Expiring in 2022 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Year of Occurrence	2002	2002
Operating Loss Carryforwards, Expiration Dates	2022	2022
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		4,317	4,317,000
Carryforward Expiring in 2024 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Year of Occurrence	2004
Operating Loss Carryforwards, Expiration Dates	2024
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration			125,000
Carryforward Expiring in 2025 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Year of Occurrence	2005
Operating Loss Carryforwards, Expiration Dates	2025
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration			183,000
Carryforward Expiring in 2026 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Year of Occurrence	2006	2006
Operating Loss Carryforwards, Expiration Dates	2026	2026
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		7,825	7,825,000
Carryforward Expiring in 2027 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Year of Occurrence	2007	2007
Operating Loss Carryforwards, Expiration Dates	2027	2027
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		5,131	5,131,000
Carryforward Expiring in 2028 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Year of Occurrence	2008	2008
Operating Loss Carryforwards, Expiration Dates	2028	2028
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		1,949	1,949,000
Carryforward Expiring in 2029 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Year of Occurrence	2009	2009
Operating Loss Carryforwards, Expiration Dates	2029	2029
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		1,949	1,949,000
Carryforward Expiring in 2030 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Year of Occurrence	2010	2010
Operating Loss Carryforwards, Expiration Dates	2030	2030
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		1,949	2,442,000
Carryforward Expiring in 2031 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Year of Occurrence	2011	2011
Operating Loss Carryforwards, Expiration Dates	2031	2031
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		9,349	10,558,000
Carryforward Expiring in 2032 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Year of Occurrence	2012	2012
Operating Loss Carryforwards, Expiration Dates	2032	2032
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		$ 216	$ 322,000